Unaudited interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Ordinary shares		Subscription receivable	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Jun. 30, 2024				$ 2,700			$ 14,578,800	$ 570,807	$ (1,233,509)	$ (44,800)	$ 13,873,998
Balance (in Shares) at Jun. 30, 2024	[1]			1,687,500
Issuance of ordinary shares for cash				$ 2,280			5,697,720				5,700,000
Issuance of ordinary shares for cash (in Shares)	[1]			1,425,000
Net income (loss)									345,861		345,861
Reversal of statutory reserves								(169,512)	169,512
Foreign currency translation adjustment										(48,687)	(48,687)
Balance at Dec. 31, 2024				$ 4,980			20,276,520	401,295	(718,136)	(93,487)	19,871,172
Balance (in Shares) at Dec. 31, 2024	[1]			3,112,500
Balance at Jun. 30, 2025				$ 33,255			22,412,245	374,343	(3,755,560)	(45,367)	19,018,916
Balance (in Shares) at Jun. 30, 2025				20,784,142	[1]
Net income (loss)									(10,177,483)		(10,177,483)
Reversal of statutory reserves								(48,530)	48,530
Foreign currency translation adjustment										197,590	197,590
Share based payment				$ 15,200			27,914,800				27,930,000
Share based payment (in Shares)	[1]			9,500,000
Re-designation of authorized ordinary shares		$ 48,455		$ (48,455)
Re-designation of authorized ordinary shares (in Shares)		30,284,142		(30,284,142)
Repurchase of Class A ordinary shares and issuance of Class B ordinary shares		$ (12,255)	$ 12,255
Repurchase of Class A ordinary shares and issuance of Class B ordinary shares (in Shares)		(7,659,535)	7,659,535
Balance at Dec. 31, 2025		$ 36,200	$ 12,255				$ 50,327,045	$ 325,813	$ (13,884,513)	$ 152,223	$ 36,969,023
Balance (in Shares) at Dec. 31, 2025		22,624,607	7,659,535		[1]

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 27, 2024.